Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005423 | Top10HoldingU.S. Treasury NotesBNY-91282CHE4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005423 | Top10HoldingT. Rowe Price Real Assets Fund - I ClassBNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005423 | Top10HoldingT. Rowe Price Institutional High Yield Fund - Institutional ClassBNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005423 | Top10HoldingFederal National Mortgage Assn.BNY-31418DVA7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005423 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005423 | Top10HoldingU.S. Treasury BondsBNY-912810SL3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005423 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005423 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005423 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005423 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005423 | Other0BNY-91087BAM2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005423 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000005423 | 0BNY-91282CHE4
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005423 | 0BNY-95000U2S1
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005423 | 0BNY-3137H5DP9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005423 | 0BNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005423 | 0BNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005423 | 0BNY-34966BAN6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005423 | 0BNY-08164HBA4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005423 | 0BNY-91087BAM2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166328 | Top10HoldingU.S. Treasury NotesBNY-91282CHE4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166328 | Top10HoldingT. Rowe Price Real Assets Fund - I ClassBNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166328 | Top10HoldingT. Rowe Price Institutional High Yield Fund - Institutional ClassBNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166328 | Top10HoldingFederal National Mortgage Assn.BNY-31418DVA7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166328 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166328 | Top10HoldingU.S. Treasury BondsBNY-912810SL3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166328 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166328 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166328 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166328 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166328 | Other0BNY-91087BAM2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166328 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000166328 | 0BNY-91282CHE4
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166328 | 0BNY-95000U2S1
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166328 | 0BNY-3137H5DP9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000166328 | 0BNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166328 | 0BNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166328 | 0BNY-34966BAN6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166328 | 0BNY-08164HBA4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166328 | 0BNY-91087BAM2
Holdings [Line Items]
Percent of Net Asset Value	0.50%